Regulatory capital requirements	12 Months Ended
Dec. 31, 2018
Regulatory Capital Requirements
Regulatory Capital Requirments

Note 22 – Regulatory capital requirements

The Corporation, BPPR and PB are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. Popular, Inc., BPPR and PB are subject to Basel III capital requirements, including also revised minimum and well capitalized regulatory capital ratios and compliance with the standardized approach for determining risk-weighted assets.

The Basel III Capital Rules established a Common Equity Tier I (“CET1”) capital measure and related regulatory capital ratio CET1 to risk-weighted assets.

The Basel III Capital Rules provide that a depository institution will be deemed to be well capitalized if it maintained a leverage ratio of at least 5%, a CET1 ratio of at least 6.5%, a Tier 1 risk-based capital ratio of at least 8% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2018 and 2017, the Corporation exceeded all capital adequacy requirements to which it is subject.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

At December 31, 2018 and 2017, BPPR and PB were well-capitalized under the regulatory framework for prompt corrective action.

The following tables present the Corporation’s risk-based capital and leverage ratios at December 31, 2018 and 2017 under the Basel III regulatory guidance

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2018
Total Capital (to Risk-Weighted Assets):
Corporation	$5,354,199	19.54%	$2,706,117	9.875%
BPPR	3,900,536	19.00	2,027,005	9.875
PB	1,148,253	17.82	636,450	9.875

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$1,746,987	6.375%
BPPR	3,638,009	17.72	1,308,573	6.375
PB	1,085,829	16.85	410,873	6.375

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$2,158,043	7.875%
BPPR	3,638,009	17.72	1,616,473	7.875
PB	1,085,829	16.85	507,549	7.875

Tier I Capital (to Average Assets):
Corporation	$4,631,511	9.88%	$1,875,057	4%
BPPR	3,638,009	9.62	1,512,568	4
PB	1,085,829	12.42	349,580	4

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2017
Total Capital (to Risk-Weighted Assets):
Corporation	$4,985,265	19.22%	$2,399,052	9.250%
BPPR	3,793,268	19.73	1,778,498	9.250
PB	1,083,171	17.05	587,809	9.250

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,491,303	5.750%
BPPR	3,546,121	18.44	1,105,553	5.750
PB	1,010,232	15.90	365,395	5.750

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,880,338	7.250%
BPPR	3,546,121	18.44	1,393,958	7.250
PB	1,010,232	15.90	460,715	7.250

Tier I Capital (to Average Assets):
Corporation	$4,226,519	10.02%	$1,687,432	4%
BPPR	3,546,121	10.67	1,328,818	4
PB	1,010,232	11.69	345,681	4

The following table presents the minimum amounts and ratios for the Corporation’s banks to be categorized as well-capitalized.

	2018		2017
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$2,052,664	10%	$1,922,700	10%
PB	644,506	10	635,469	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,334,231	6.5%	$1,249,755	6.5%
PB	418,929	6.5	413,055	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,642,131	8%	$1,538,160	8%
PB	515,605	8	508,375	8

Tier I Capital (to Average Assets):
BPPR	$1,890,709	5%	$1,661,023	5%
PB	436,975	5	432,102	5

The final Basel III capital rules require the phase out of non-qualifying Tier 1 capital instruments such as trust preferred securities. At December 31, 2018 the Corporation had $374 million in trust preferred securities outstanding which does not qualify for Tier 1 capital treatment, but instead qualified for Tier 2 capital treatment.

The Basel III final rules also include a phase-in capital conservation buffer of 2.5% of risk-weighted assets that is effectively layered on top of the minimum capital risk-based ratios, which places restrictions on the amount of retained earnings that may be used for distributions or discretionary bonus payments as risk-based capital ratios approach their respective “adequately capitalized minimums.”

The following table presents the capital requirements for a standardized approach banking organization under Basel III final rules.

			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2018	2019	2020	2021
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	6.375%	7.000%	7.000%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	7.875	8.500	8.500	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	9.875	10.500	10.500	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A